Operating Expenses - Additional Information (Detail) - EUR (€)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Costs And Expenses [Line Items]
Non-recurring expenses		€ 24,300,000	€ 0.0	€ 0.0
Non cash expense from equity settlement		10,600,000
C-Cure [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Non-recurring expenses	€ 700,000	700,000
CorQuest Inc [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Non-recurring expenses		€ 1,200,000